TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax assets		$ 2,522	$ 1,949
Non-current tax assets		1,565	1,674
Deferred tax assets, net	$ 3,623	$ 4,087	$ 3,623